Infrastructure, administration and general expenses	6 Months Ended
Jun. 30, 2024
Expenses by nature [abstract]
Infrastructure, administration and general expenses	Infrastructure, administration and general expenses

	Half year ended 30.06.24	Half year ended 30.06.23
Infrastructure costs	£m	£m
Property and equipment	857	857
Depreciation and amortisation	843	902
Impairment of property, equipment and intangible assets	4	18
Total infrastructure costs	1,704	1,777

Administration and general expenses
Consultancy, legal and professional fees	388	336
Marketing and advertising	308	288
Other administration and general expenses	633	644
Total administration and general expenses	1,329	1,268

Total infrastructure, administration and general expenses	3,033	3,045